Income Taxes - Schedule of Provision (Benefit) for Income Taxes (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Income Taxes Disclosure [Line Items]
Current tax expense	₨ 242	$ 3.3	₨ 120	₨ 128
Withholding tax on interest on Inter-Company debt related to green bonds	384	5.2	258	192
Deferred income tax (benefit)/expense	(329)	(4.5)	149	(508)
Total	296	4.0	489	153
Deferred Income Tax [Member]
Income Taxes Disclosure [Line Items]
Deferred income tax (benefit)/expense	₨ (330)	$ (4.5)	₨ 111	₨ (167)